Revenue	12 Months Ended
Jan. 31, 2018
Revenue [abstract]
Revenue
Revenue

	Year ended January 31, 2018	Year ended January 31, 2017	Year ended January 31, 2016
	£000	£000	£000
Analysis of revenue by category:
Licensing agreements	25,109	2,304	—
Research collaboration agreement	310	—	—
	25,419	2,304	—

Revenue recognized in the year consists of amounts received from the license and collaboration agreement with Sarepta Therapeutics, Inc., the license and commercialization agreement with Eurofarma Laboratórios S.A., and amounts received from a research collaboration agreement with F. Hoffmann-La Roche Ltd. See Note 17 ‘Deferred revenue’ for further details.

	Year ended January 31, 2018	Year ended January 31, 2017	Year ended January 31, 2016
	£000	£000	£000
Analysis of revenue by geography:
United States	25,067	2,304	—
Latin America	42	—	—
Europe	310	—	—
	25,419	2,304	—

The analysis of revenue by geography has been identified on the basis of the customer’s geographical location.